INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of June 30, 2013 and 2012, were as follows:

	June 30, 2013	June 30, 2012
Net operating loss carryforward	$8,817,486	$7,357,047
Allowance for bad debt	15,250	1,042
Stock-based compensation	1,304,426	800,329
Less: Deferred tax liability - depreciation	(9,557)	(61,063)
Net deferred tax assets	10,127,605	8,097,355
Less valuation allowance	(10,127,605)	(8,097,355)

Net deferred tax asset	$-	$-

Schedule of Reconciliation of Provision (Benefit) for Income Taxes

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the fiscal years ended June 30, 2013 and 2012 was as follows:

	For the Fiscal Year Ended June 30,
	2013		2012
	Amount	%	Amount	%

Tax at U.S. statutory rate	$(1,775,395)	-34.00%	$(2,424,220)	-34.00%
State taxes, net of federal benefit	(188,025)	-3.60%	(258,310)	-3.63%
Other	(66,830)	-1.28%	494,801	6.95%
Change in valuation allowance	2,030,250	38.88%	2,187,729	30.68%
	$-	0.00%	$-	0.00%